Margin Loan Payable - Schedule of Movement of the Margin Loan (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Draw-down	$ 9,726	$ 7,177	$ 12,908	$ 10,047
Margin Loan Facility [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Draw-down	10,696	8,000	12,710	10,175
Less: transaction costs and fees			(295)	(239)
Less: principal payment	(14,864)	(11,121)
Interest expense	1,628	1,270	721	573
Interest paid	(1,348)	$ (1,019)	(582)	$ (462)
Unrealized foreign exchange loss	$ 706		$ 354